CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter revenues (includes related party revenue of $4,325 and $7,561 for the three and six months ended June 30, 2013, respectively, and $1,480 and $1,951 for the three and six months ended June 30, 2012, respectively)	$ 49,154	$ 49,122	$ 99,435	$ 97,109
Time charter expenses	(3,658)	(3,923)	(6,770)	(7,138)
Direct vessel expenses	0	(13)	0	(25)
Management fees	(8,586)	(7,323)	(17,077)	(14,557)
General and administrative expenses	(1,448)	(1,267)	(3,057)	(2,552)
Depreciation and amortization	(21,615)	(17,328)	(40,026)	(34,478)
Interest expense and finance cost, net	(3,927)	(2,384)	(6,332)	(5,196)
Interest income	7	29	15	155
Other income	10,083	107	10,127	342
Other expense	(499)	(339)	(558)	(42)
Net income	19,511	16,681	35,757	33,618
Earnings per unit (see note 14):
Net income	$ 19,511	$ 16,681	$ 35,757	$ 33,618
Common unit (basic and diluted)	$ 0.29	$ 0.29	$ 0.53	$ 0.59